Property and equipment (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) Property	Dec. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Accumulated depreciation	$ 631	$ 1,330
Depreciation (General and administration expenses)	311	465
Depreciation (Technology and development costs)	$ 320	865
Leasehold improvements [Member]
Statement Line Items [Line Items]
Number of leased properties vacated | Property	1
Leasehold improvements [Member] | Right of Use Assets [Member]
Statement Line Items [Line Items]
Disposal	$ 263
Computer equipment and furniture and fixtures [Member] | Non-cash Expense [Member]
Statement Line Items [Line Items]
Loss on disposal	9	$ 102
Computer equipment [Member] | Non-cash Expense [Member]
Statement Line Items [Line Items]
Accumulated depreciation	$ 2,427